Financial assets and liabilities	12 Months Ended
Dec. 31, 2025
Financial assets and liabilities
Financial assets and liabilities

20.  Financial assets and liabilities

At December 31, 2025, the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sep-28	Bullet	450	529	–
3.250% Senior Secured Green Notes	USD	600	01-Sep-28	Bullet	600	600	–
5.000% Senior Secured Green Notes	EUR	570	30-Jan-31	Bullet	570	670	–
6.250% Senior Secured Green Notes	USD	620	30-Jan-31	Bullet	620	620	–
3.000% Senior Green Notes	EUR	500	01-Sep-29	Bullet	500	587	–
4.000% Senior Green Notes	USD	1,050	01-Sep-29	Bullet	1,050	1,050	–
Global Asset Based Loan Facility	USD	351	30-Apr-27	Revolving	–	–	351
Bradesco Facility	BRL	500	30-Oct-26	Bullet	–	–	91
Lease obligations	Various	–	Various	Amortizing	–	368	–
Other borrowings	Various	–	Various	Amortizing	–	27	–
Total borrowings						4,451	442
Deferred debt issue costs						(32)	–
Net borrowings						4,419	442
Cash, cash equivalents and restricted cash						(522)	522
Derivative financial instruments used to hedge foreign currency and interest rate risk						3	–
Net debt / available liquidity						3,900	964

The Group’s net borrowings of $4,419 million (2024: $3,902 million) are classified as non-current liabilities of $4,301 million (2024: $3,797 million) and current liabilities of $118 million (2024: $105 million) in the consolidated statement of financial position at December 31, 2025.

A number of the Group’s borrowing agreements contain certain covenants that restrict the Group’s flexibility in areas such as incurrence of additional indebtedness (primarily maximum secured borrowings to Adjusted EBITDA and a minimum Adjusted EBITDA to interest expense), payment of dividends and incurrence of liens. The Global Asset Based Loan Facility is subject to a fixed charge coverage ratio covenant if 90% or more of the facility is drawn. The facility also includes cash dominion, representations, warranties, events of default and other covenants that are of a nature customary for such facilities.

At December 31, 2024 the Group’s net debt and available liquidity was as follows:

		Maximum	Final
		amount	maturity	Facility			Available
Facility	Currency	drawable	date	type	Amount drawn		liquidity
		Local			Local
		currency			currency	$'m	$'m
		m			m
2.000% Senior Secured Green Notes	EUR	450	01-Sept-28	Bullet	450	468	–
3.250% Senior Secured Green Notes	USD	600	01-Sept-28	Bullet	600	600	–
6.000% Senior Secured Green Notes	USD	600	15-Jun-27	Bullet	600	600	–
3.000% Senior Green Notes	EUR	500	01-Sept-29	Bullet	500	519	–
4.000% Senior Green Notes	USD	1,050	01-Sept-29	Bullet	1,050	1,050	–
Senior Secured Term Loan	EUR	269	24-Sept-29	Bullet	269	280	–
Global Asset Based Loan Facility	USD	272	06-Aug-26	Revolving	–	–	272
Bradesco Facility	BRL	500	30-Sept-28	Bullet	–	–	81
Lease obligations	Various	–	Various	Amortizing	–	374	–
Other borrowings	Various	–	Rolling	Amortizing	–	42	–
Total borrowings						3,933	353
Deferred debt issue costs						(31)	–
Net borrowings						3,902	353
Cash, cash equivalents and restricted cash						(610)	610
Derivative financial instruments used to hedge foreign currency and interest rate risk						13	–
Net debt / available liquidity						3,305	963

The following table summarizes movement in the Group’s net debt:

	At December 31,
	2025	2024
	$’m	$’m
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	88	(167)
Increase in net borrowings and derivative financial instruments	507	160
Increase/(decrease) in net debt	595	(7)
Net debt at January 1,	3,305	3,312
Net debt at December 31,	3,900	3,305

*Includes exchange gain/(loss) on cash, cash equivalents and restricted cash

The increase in net debt primarily includes proceeds from borrowings of $1,309 million (2024: $517 million), foreign exchange loss of $172 million (2024: gain of $83 million) and a decrease in cash, cash equivalents and restricted cash of $88 million (2024: increase of $167 million), which is partly offset by repayments of borrowings of $957 million (2024: $229 million), net fair value gains on derivative financial instruments of $10 million (2024: $8 million), a net decrease in lease obligations of $6 million (2024: $34 million) and a net increase of deferred debt issue costs of $1 million (2024: $3 million).

Maturity profile

The maturity profile of the Group’s total borrowings is as follows:

	At December 31,
	2025	2024
	$’m	$’m
Within one year or on demand	118	105
Between one and three years	1,269	755
Between three and five years	1,722	3,017
Greater than five years	1,342	56
Total borrowings	4,451	3,933
Deferred debt issue costs	(32)	(31)
Net borrowings	4,419	3,902

Included within total borrowings between one and three years, between three and five years and greater than five years is the Group’s Senior Facilities of $4,056 million (2024: $3,517 million).

The maturity profile of the contractual undiscounted cash flows related to the Group’s lease liabilities is as follows:

	At December 31,
	2025	2024
	$’m	$’m
Not later than one year	130	110
Later than one year and not later than five years	244	268
Later than five years	64	66
	438	444

The table below analyzes the Group’s financial liabilities (including interest payable) into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contracted undiscounted cash flows.

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2025	$’m	$’m	$’m
Within one year or on demand	303	17	1,437
Between one and three years	1,609	16	—
Between three and five years	1,918	—	—
Greater than five years	1,360	4	—

		Derivative
	Total	financial	Trade
	borrowings	instruments	payables
At December 31, 2024	$’m	$’m	$’m
Within one year or on demand	270	32	1,170
Between one and three years	1,049	20	—
Between three and five years	3,181	1	—
Greater than five years	67	—	—

The carrying amount and fair value of the Group’s borrowings excluding lease obligations are as follows:

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2025	$'m	$'m	$'m	$'m
Loan Notes	4,056	(29)	4,027	3,946
Other borrowings	27	(3)	24	27
	4,083	(32)	4,051	3,973

	Carrying value
	Amount	Deferred debt
	drawn	issue costs	Total	Fair value
At December 31, 2024	$'m	$'m	$'m	$'m
Senior Facilities*	3,517	(28)	3,489	3,173
Other borrowings	42	(3)	39	42
	3,559	(31)	3,528	3,215

*Includes Senior Secured Green Notes, Senior Green Notes and Senior Secured Term Loan.

Financing activity

2025

On December 1, 2025, the Group issued €570 million 5.000% Senior Secured Green Notes due 2031 and $620 million 6.250% Senior Secured Green Notes due 2031. Net proceeds from the issue of these notes were used to (i) redeem the Group’s 6.000% Senior Secured Green Notes due 2027, (ii) repay the Senior Secured Term Loan, (iii) pay the applicable redemption premiums and accrued interest in accordance with their terms, (iv) redeem the Preferred Shares (see note 18), and (v) terminate the Group’s CCIRS scheduled to mature in June 2026.

The Bradesco Facility expired on September 30, 2025, in accordance with the contractual terms having remained undrawn at that date and on November 12, 2025, an amended Bradesco Facility (the “Amended Bradesco Facility”) took effect maturing on October 30, 2026.  The Amended Bradesco Facility contains similar terms as the Bradesco Facility in respect of the security to be provided in the event the facility is drawn.

The decrease in lease obligations from $374 million at December 31, 2024 to $368 million at December 31, 2025, primarily reflects $111 million of principal repayments and $2 million of lease disposals, partly offset by $97 million of new lease liabilities and $10 million of foreign currency movements during the year ended December 31, 2025.

At December 31, 2025 the Group had no cash drawings on the Global Asset Based Loan facility, with $351 million of the total facility of $415 million available due to amounts allocated for working capital collateralization.

2024

On October 7, 2024, AMPSA entered into a new credit facility with Banco Bradesco S.A. in Brazil (the “Bradesco Facility”) for BRL500 million (approximately $90 million at the exchange rate applicable on that date). Until September 30, 2025, the Bradesco Facility could be drawn for a period of three years and when drawn, partial security would be provided over the equity interests of certain AMPSA subsidiaries.

On September 24, 2024, AMPSA and certain of its subsidiaries entered into an agreement for a new €269 million ($300 million equivalent) senior secured term loan facility (the “Senior Secured Term Loan”) with certain investment funds and other entities managed by affiliates of Apollo Capital Management, L.P.. The Senior Secured Term Loan had a maturity date of September 2029 and was secured on a pari passu basis alongside the Senior Secured Green Notes maturing in 2027 and 2028.

The decrease in lease obligations from $408 million at December 31, 2023 to $374 million at December 31, 2024, primarily reflects $97 million of principal repayments, $6 million of foreign currency movements and $3 million of disposals of lease assets, partly offset by $72 million of new lease liabilities (including a lease liability payable to the Ardagh Group of $3 million) during the year ended December 31, 2024.

At December 31, 2024 the Group had no cash drawings on the Global Asset Based Loan facility, which has a maximum cash capacity available to draw down of $363 million when fully collateralized. At December 31, 2024, working capital collateralization limited the available borrowing base to $272 million.

Effective interest rates

	2025		2024
	USD	EUR	USD	EUR
5.000% Senior Secured Green Notes due 2031	—	5.65%	—	—
6.250% Senior Secured Green Notes due 2031	6.95%	—	—	—
2.000% Senior Secured Green Notes due 2028	—	2.27%	—	2.27%
3.250% Senior Secured Green Notes due 2028	3.52%	—	3.52%	—
6.000% Senior Secured Green Notes due 2027	—	—	6.72%	—
3.000% Senior Green Notes due 2029	—	3.25%	—	3.25%
4.000% Senior Green Notes due 2029	4.26%	—	4.26%	—
Senior Secured Term Loan	—	—	—	10.12%

	2025	2024
	Various Currencies
Lease obligations	6.32%	6.27%

The carrying amounts of net borrowings are denominated in the following currencies.

	At December 31,
	2025	2024
	$’m	$’m
Euro	1,832	1,306
U.S. dollar	2,543	2,555
GBP	24	27
Other	20	14
	4,419	3,902

The Group has undrawn borrowing facilities expiring within one year and beyond one year at December 31, 2025, of $91 million (2024: $nil) and $351 million (2024: $353 million), respectively.

Fair value methodology

The Group uses the following hierarchy for determining and disclosing the fair value of financial instruments:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices); and
Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

There were no transfers between Level 1 and Level 2 during the year.

Fair values are calculated as follows:

(i)	Senior Secured Green and Senior Green Notes – the fair value of debt securities in issue is based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(ii)	Global Asset Based Loan Facility, Senior Secured Term Loan and Other borrowings – the fair values of the borrowings in issue are based on valuation techniques in which all significant inputs are based on observable market data and represent Level 2 inputs.
(iii)	Cross currency interest rate swaps (“CCIRS”) – the fair value of the CCIRS are based on quoted market prices and represent Level 2 inputs.
(iv)	Commodity and foreign exchange derivatives – the fair value of these derivatives are based on quoted market prices and represent Level 2 inputs.
(v)	Earnout Shares, Private and Public Warrants (see note 22 for further details) – the fair values of the Earnout Shares and Private Warrants are based on valuation techniques using an unobservable volatility assumption which represents Level 3 inputs, whereas the fair value of the Public Warrants was based on an observable market price and represented a Level 1 input.
(vi)	Virtual power purchase agreement – the fair value of the embedded derivative (floor price) in the virtual power purchase agreement is based on a valuation technique using an unobservable volatility assumption which represents a Level 3 input.

Derivative financial instruments

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
At December 31, 2025	$’m	$’m	$’m
Fair Value Derivatives
Commodity contracts	36	32	404
Forward foreign exchange contracts	7	2	716
Cross currency interest rate swaps	—	3	662
	43	37	1,782

	Assets	Liabilities	Total
			Contractual
	Fair	Fair	or notional
	values	values	amounts
At December 31, 2024	$’m	$’m	$’m
Fair Value Derivatives
Commodity forward contracts	14	30	301
Forward foreign exchange contracts	5	7	592
Cross currency interest rate swaps	3	16	300
	22	53	1,193

All cash payments in relation to derivative instruments are paid or received when they mature, or for the Group’s CCIRS terminated in the current year, on the date of early redemption.

The Group mitigates the counterparty risk for derivatives by contracting with major financial institutions which have high credit ratings.

Cross currency interest rate swaps

The Group hedges certain of its borrowing and interest payable thereon using CCIRS, with a net liability position at December 31, 2025 of $3 million (December 31, 2024: $13 million).

During the year ended December 31, 2025, the Group terminated its CCIRS with a fair value of $34 million at the date of termination for a cash payment of $35 million, and entered into a series of new CCIRS, swapping $330 million into synthetic GBP debt. These new CCIRS were designated as hedge accounting arrangements to hedge certain portions of the Group’s borrowings and interest thereon.

Net investment hedges in foreign operations

At December 31, 2025, the Group has designated $360 million of its Loan Notes as a net investment hedge. A gain of $41 million was recognized in relation to the Group's net investment hedging arrangements in the consolidated statement of comprehensive income for the year ended December 31, 2025 (2024: loss of $22 million).

Commodity forward contracts

The Group hedges a portion of its anticipated metal and energy purchases. Excluding conversion and freight costs, the physical metal and energy deliveries are priced based on the applicable indices agreed with the suppliers for the relevant month. Certain forward contracts are designated as cash flow hedges and the Group has determined the existence of an economic relationship between the hedged item and the hedging instrument based on common indices used. Ineffectiveness may arise if there are changes in the forecasted transaction in terms of pricing, timing or quantities, or if there are changes in the credit risk of the Group or the counterparty. The Group applies a hedge ratio of 1:1.

Fair values have been based on quoted market prices and are valued using Level 2 valuation inputs. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Forward foreign exchange contracts

The Group operates in a number of currencies and, accordingly, hedges a portion of its currency transaction risk. Certain forward contracts are designated as cash flow hedges and are set so to closely match the critical terms of the underlying cash flows. In hedges of forecasted foreign currency sales and purchases ineffectiveness may arise for similar reasons as outlined for commodity forward contracts.

The fair values are based on Level 2 valuation techniques and observable inputs including the contract prices. The fair value of these contracts when initiated is $nil; no premium is paid or received.

Virtual Power Purchase Agreement

As part of the sustainability strategy to achieve climate targets, the Group entered into a virtual power purchase agreement (“vPPA”) in July 2024. The renewable energy generation facility underlying the agreement is managed by the operator. The Group has no rights of determination or control over the use of the facilities. The benefit accruing from the virtual power purchase agreement is the Group receives certificates as proof of origin of electricity from renewable energies, and in return pays a quarterly financial flow to the developer if the respective spot electricity price falls below an agreed floor price.

The valuation applied a Black Scholes model, using a key data input for the risk-free rate of 2.1% (December 31, 2024: 2.1%), with an estimate for volatility of 31% (December 31, 2024: 31%). The estimated fair market value at December 31, 2025 was a liability of $4 million (December 31, 2024: asset of $2 million), which has been reflected within non-current derivative financial instruments, representing the value of the certificates to be received by the Group and the option value of the agreed floor price. An increase or decrease in volatility of 5% would not result in a material change to the fair market value as at December 31, 2025.